Stock options and other stock-based plans: (Details 3) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 Share units USD ($)	Dec. 31, 2011 Share units CAD	Dec. 31, 2012 Share units USD ($)	Dec. 31, 2012 Share units CAD	Mar. 31, 2011 Share units USD ($)	Mar. 31, 2011 Share units CAD
Stock options and other stock-based plans
Stock-based compensation expense	$ 6,179	$ 12,468	$ 4,923	$ 5,827		$ 9,763		$ 4,376
Number of units
Outstanding, beginning of period (in shares)				1,377,237	1,377,237	1,250,917	1,250,917	1,194,913	1,194,913
Granted (in shares)				269,292	269,292	185,705	185,705	424,149	424,149
Exercised (in shares)				(391,612)	(391,612)	(337,228)	(337,228)	(241,825)	(241,825)
Cancelled/expired (in shares)				(4,000)	(4,000)	(4,300)	(4,300)
Outstanding, end of period (in shares)				1,250,917	1,250,917	1,095,094	1,095,094	1,377,237	1,377,237
Units outstanding and exercisable, end of period (in shares)				276,931	276,931	262,615	262,615	541,534	541,534
Weighted average grant date fair value
Outstanding, beginning of period (in Canadian dollars per share)					12.19		18.04		8.56
Granted (in Canadian dollars per share)					35.70		35.99		22.78
Exercised (in Canadian dollars per share)					9.61		19.34		12.81
Cancelled/expired (in Canadian dollars per share)					18.61		19.67
Outstanding, end of period (in Canadian dollars per share)					18.04		20.68		12.19
Units outstanding and exercisable, end of period (in Canadian dollars per share)					7.97		8.86		6.91
Nonvested, number of units
Unvested, beginning of period (in shares)				835,703	835,703	973,986	973,986	1,012,418	1,012,418
Granted (in shares)				269,292	269,292	185,705	185,705	424,149	424,149
Vested (in shares)				(127,009)	(127,009)	(322,912)	(322,912)	(548,733)	(548,733)
Canceled or expired (in shares)				(4,000)	(4,000)	(4,300)	(4,300)	(52,131)	(52,131)
Unvested, end of period (in shares)				973,986	973,986	832,479	832,479	835,703	835,703
Nonvested, weighted average grant date fair value
Unvested, beginning of period (in Canadian dollars per share)					15.62		20.90		8.16
Granted (in Canadian dollars per share)					35.70		35.99		22.78
Vested (in Canadian dollars per share)					17.55		21.64		7.58
Cancelled or expired (in Canadian dollars per share)					18.61		18.61		13.64
Unvested, end of period (in Canadian dollars per share)					20.90		24.41		15.62
Unrecognized compensation cost
Compensation cost yet to be recognized						$ 11,127
Weighted average period for recognition of compensation cost						1 year 7 days	1 year 7 days